Tax Receivable Agreement Obligation - Additional Information (Detail) - Successor - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Percent Of Cash Tax Savings Due Tax Receivable Agreement Rights Holders				85.00%		85.00%
Tax Receivable Agreement obligation		$ 574				$ 574
Useful life of depreciable assets						15 years
Effective tax rate at federal statutory rate	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
Fair Value Discount Rate		15.00%				15.00%
Estimated Undiscounted Future Payments Under Tax Receivable Agreement				$ 2,200		$ 2,100
Expected Undiscounted Payment Amount						90.00%
Accretion Expense	$ 22	$ 22		64
Tax Receivable Agreement obligation	500	596		500		$ 596
Additions (Reductions) To Tax Receivable Agreement Obligation	(160)
Impacts of tax receivable agreement	138	$ (22)		96
Tax Receivable Agreement obligation, current	$ 24			$ 24
Preferred Stock [Member]
Preferred Stock Sale						$ 5,500